FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 1,821	$ 2,475
Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,571	2,234
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	248	239
Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 2	$ 2